Parent Company Only Condensed Financial Information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by/(used in) operating activities	¥ (8,611,397)	$ (1,231,413)	¥ 15,933,160	¥ 50,693,521
CASH FLOWS FROM INVESTING ACTIVITIES
Placement of time deposits	(75,755,040)	(10,832,827)	(54,650,166)	(19,107,879)
Redemption of time deposits	78,017,767	11,156,392	24,675,649	9,201,713
Placement of short-term investments	(32,379,693)	(4,630,235)	(12,864,520)	(14,820,000)
Redemption of short-term investments	32,251,947	4,611,967	8,450,000	31,135,501
Purchase of property, plant and equipment and intangible assets and land use rights	(4,205,517)	(601,381)	(7,730,022)	(6,507,190)
Net cash (used in)/provided by investing activities	(703,125)	(100,546)	(41,137,169)	(12,068)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings	1,636,251	233,981	471,322	1,750,194
Net cash provided by/(used in) financing activities	767,402	109,737	(415,648)	185,385
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(452,773)	(64,746)	198,120	44,513
Net change in cash, cash equivalents and restricted cash	(8,999,893)	(1,286,968)	(25,421,537)	50,911,351
Cash, cash equivalents and restricted cash at beginning of the year	65,901,123
Cash, cash equivalents and restricted cash at end of the year	56,691,765	$ 8,106,815	65,901,123
Parent company | Reportable legal entity
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by/(used in) operating activities	166,907		205,249	56,515
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash (used in)/provided by inter-company transactions	(2,497,737)		6,751,926	(3,589,329)
Placement of time deposits	0		(2,179,080)	0
Redemption of time deposits	2,144,580		0	2,137,626
Placement of short-term investments	(728,570)		(364,515)	0
Net cash (used in)/provided by investing activities	(1,081,727)		4,208,331	(1,451,703)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings	0		0	699,300
Repayment of borrowings	0		(700,000)	(338,020)
Proceeds from exercise of share options	14,661		14,658	11,953
Proceeds from issuance of ordinary shares	0		0	1,174,319
Net cash provided by/(used in) financing activities	14,661		(685,342)	1,547,552
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(93,867)		93,868	(5,355)
Net change in cash, cash equivalents and restricted cash	(994,026)		3,822,106	147,009
Cash, cash equivalents and restricted cash at beginning of the year	4,943,339		1,121,233	974,224
Cash, cash equivalents and restricted cash at end of the year	¥ 3,949,313		¥ 4,943,339	¥ 1,121,233